Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 88,169,000	$ 27,344,000
Short-term investments	235,097,000	72,864,000
Prepaid expenses	8,650,000	2,691,000
Inventory	4,523,000	3,543,000
Prepaid expenses and other current assets	12,407,000	5,404,000
Deferred transaction costs	0	3,929,000
Total current assets	340,196,000	113,084,000
Restricted cash, noncurrent	856,000	1,006,000
Other long-term assets	4,848,000	4,607,000
Total assets	345,900,000	118,697,000
Current liabilities:
Accounts payable	13,233,000	8,066,000
Accrued expenses	5,823,000	4,984,000
Accrued liabilities	5,823,000	4,984,000
Deferred revenue	624,000	1,272,000
Warrant liabilities	0	906,000
Total current liabilities	19,680,000	15,228,000
Deferred legal fees		150,000	$ 150,000
Warrant liabilities	33,370,000
Deferred rent, noncurrent	384,000	381,000
Total liabilities	53,434,000	15,609,000
Mezzanine equity:
Temporary Equity	0	249,962,000
Total mezzanine equity	0	249,962,000
Shareholders' equity:
Ordinary shares value	18,000
Additional paid-in capital	515,216,000	24,429,000
Accumulated other comprehensive loss	(72,000)	(11,000)
(Accumulated deficit) retained earnings	(222,696,000)	(171,292,000)
Total shareholders' equity	292,466,000	(146,874,000)	(139,793,000)
Total liabilities and shareholders' equity	$ 345,900,000	118,697,000
Restated [Member]
Current assets:
Cash and cash equivalents		1,058,267	1,510,341
Prepaid expenses		50,100	147,500
Total current assets		1,108,367	1,657,841
Investments held in Trust Account		204,525,055	203,107,342
Total assets		205,633,422	204,765,183
Current liabilities:
Accounts payable		48,194	18,475
Accrued expenses		4,189,620	478,577
Accrued liabilities		4,189,620	478,577
Accrued expenses – related party		60,000	54,839
Due to related parties		598,833	427,503
Total current liabilities		4,896,647	979,394
Deferred underwriting commissions		7,043,750	7,043,750
Deferred legal fees		150,000	150,000
Warrant liabilities		47,571,334	10,349,417
Total liabilities		59,661,731	18,522,561
Commitments and contingencies
Mezzanine equity:
Temporary Equity		140,971,690	181,242,620
Shareholders' equity:
Preferred shares value
Additional paid-in capital		40,270,527	0
(Accumulated deficit) retained earnings		(35,271,633)	4,999,298
Total shareholders' equity		5,000,001	5,000,002
Total liabilities and shareholders' equity		205,633,422	204,765,183
Common Class A [Member] | Restated [Member]
Shareholders' equity:
Ordinary shares value		604	201
Total shareholders' equity		604	201
Common Class B [Member] | Restated [Member]
Shareholders' equity:
Ordinary shares value		503	503
Total shareholders' equity		$ 503	$ 503